Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Product and service revenue	$ 105,939	$ 204,733
License and other revenue	105,698	101,271
Other income	214	143
Cost of product and service revenue	(98,284)	(139,272)
Research and development expenses	(46,370)	(92,889)
General and administrative expenses	(69,228)	(45,347)
Operating (loss) / profit	(2,031)	28,639
Finance income	17,003	149,247
Finance costs	(81,830)	(72,190)
Exchange rate differences	1,082	(19,683)
Net gain on modification and extinguishment of financial liabilities	0	16,718
Non-operating (loss) / profit	(63,745)	74,092
(Loss) / profit before taxes	(65,776)	102,731
Income tax (expense) / benefit	(15)	38,987
(Loss) / profit for the period	(65,791)	141,718
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	(1,403)	3,434
Total comprehensive (loss) /profit	$ (67,194)	$ 145,152
(Loss) / profit per share
Basic (loss) / profit for the period per share (in dollars per share)	$ (0.22)	$ 0.50
Diluted (loss) / profit for the period per share (in dollars per share)	$ (0.22)	$ 0.49